UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE AB PORTFOLIOS

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2025

Date of reporting period: July 31, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: AGRYX

July 31, 2025

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Fund Information

AB Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Growth Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGRYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$91	0.82%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2025, all share classes of the Fund underperformed the Russell 3000 Growth Index (the “benchmark”), before sales charges. Underperformance was primarily driven by sector allocation, relative to the benchmark. Overweights to health care and consumer staples and an underweight to technology detracted the most from overall performance, while an overweight to communication services and underweights  to real estate and energy contributed. Security selection was positive. Security selection within industrials, consumer discretionary and health care detracted, while selection within technology, communication services and consumer staples contributed throughout the period.

Performance Highlights

Top contributors to performance:

  During the 12-month period, selection within and allocation to several sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, overall sector allocation was negative, as was security selection within some sectors.

Advisor Class: AGRYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	S&P 500 Index	Russell 3000 Growth Index
10/96	$10,000	$10,000	$10,000
07/16	$10,264	$10,561	$10,357
07/17	$12,091	$12,256	$12,224
07/18	$15,338	$14,246	$15,018
07/19	$17,465	$15,384	$16,503
07/20	$21,561	$17,223	$21,163
07/21	$29,182	$23,500	$28,958
07/22	$23,873	$22,410	$25,295
07/23	$27,541	$25,327	$29,587
07/24	$34,711	$30,936	$37,340
07/25	$42,426	$35,989	$45,835

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	22.22%	14.50%	15.55%
S&P 500 Index	16.33%	15.88%	13.66%
Russell 3000 Growth Index	22.75%	16.71%	16.44%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AGRYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,603,936,886
# of Portfolio Holdings	64
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (Net)	$10,941,815

Advisor Class: AGRYX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$146,867,437	9.2%
Amazon.com, Inc.	$116,874,267	7.3%
Microsoft Corp.	$111,189,402	6.9%
Meta Platforms, Inc. - Class A	$100,937,014	6.3%
Broadcom, Inc.	$84,915,131	5.3%
Alphabet, Inc. - Class C	$77,295,973	4.8%
Netflix, Inc.	$66,108,988	4.1%
Visa, Inc. - Class A	$58,509,145	3.7%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$39,865,367	2.5%
Eli Lilly & Co.	$37,224,781	2.3%
Total	$839,787,505	52.4%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	41.2%
Communication Services	15.8%
Consumer Discretionary	13.9%
Health Care	9.4%
Financials	7.1%
Industrials	6.2%
Consumer Staples	5.0%
Materials	0.6%
Short-Term Investments	0.1%
Other assets less liabilities	0.7%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AGRYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GRO-ADV-0153-0725

Advisor Class: AGRYX

3

Class A: AGRFX

July 31, 2025

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Fund Information

AB Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Growth Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGRFX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.07%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2025, all share classes of the Fund underperformed the Russell 3000 Growth Index (the “benchmark”), before sales charges. Underperformance was primarily driven by sector allocation, relative to the benchmark. Overweights to health care and consumer staples and an underweight to technology detracted the most from overall performance, while an overweight to communication services and underweights  to real estate and energy contributed. Security selection was positive. Security selection within industrials, consumer discretionary and health care detracted, while selection within technology, communication services and consumer staples contributed throughout the period.

Performance Highlights

Top contributors to performance:

  During the 12-month period, selection within and allocation to several sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, overall sector allocation was negative, as was security selection within some sectors.

Class A: AGRFX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	S&P 500 Index	Russell 3000 Growth Index
09/93	$9,574	$10,000	$10,000
07/16	$9,804	$10,561	$10,357
07/17	$11,518	$12,256	$12,224
07/18	$14,577	$14,246	$15,018
07/19	$16,556	$15,384	$16,503
07/20	$20,389	$17,223	$21,163
07/21	$27,526	$23,500	$28,958
07/22	$22,462	$22,410	$25,295
07/23	$25,848	$25,327	$29,587
07/24	$32,496	$30,936	$37,340
07/25	$39,621	$35,989	$45,835

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	21.93%	14.21%	15.26%
Class A (with sales charges)	16.74%	13.22%	14.76%
S&P 500 Index	16.33%	15.88%	13.66%
Russell 3000 Growth Index	22.75%	16.71%	16.44%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AGRFX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,603,936,886
# of Portfolio Holdings	64
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (Net)	$10,941,815

Class A: AGRFX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$146,867,437	9.2%
Amazon.com, Inc.	$116,874,267	7.3%
Microsoft Corp.	$111,189,402	6.9%
Meta Platforms, Inc. - Class A	$100,937,014	6.3%
Broadcom, Inc.	$84,915,131	5.3%
Alphabet, Inc. - Class C	$77,295,973	4.8%
Netflix, Inc.	$66,108,988	4.1%
Visa, Inc. - Class A	$58,509,145	3.7%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$39,865,367	2.5%
Eli Lilly & Co.	$37,224,781	2.3%
Total	$839,787,505	52.4%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	41.2%
Communication Services	15.8%
Consumer Discretionary	13.9%
Health Care	9.4%
Financials	7.1%
Industrials	6.2%
Consumer Staples	5.0%
Materials	0.6%
Short-Term Investments	0.1%
Other assets less liabilities	0.7%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AGRFX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GRO-A-0153-0725

Class A: AGRFX

3

Class C: AGRCX

July 31, 2025

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Fund Information

AB Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Growth Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGRCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$202	1.83%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2025, all share classes of the Fund underperformed the Russell 3000 Growth Index (the “benchmark”), before sales charges. Underperformance was primarily driven by sector allocation, relative to the benchmark. Overweights to health care and consumer staples and an underweight to technology detracted the most from overall performance, while an overweight to communication services and underweights  to real estate and energy contributed. Security selection was positive. Security selection within industrials, consumer discretionary and health care detracted, while selection within technology, communication services and consumer staples contributed throughout the period.

Performance Highlights

Top contributors to performance:

  During the 12-month period, selection within and allocation to several sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, overall sector allocation was negative, as was security selection within some sectors.

Class C: AGRCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	S&P 500 Index	Russell 3000 Growth Index
09/93	$10,000	$10,000	$10,000
07/16	$10,164	$10,561	$10,357
07/17	$11,851	$12,256	$12,224
07/18	$14,886	$14,246	$15,018
07/19	$16,783	$15,384	$16,503
07/20	$20,511	$17,223	$21,163
07/21	$27,484	$23,500	$28,958
07/22	$22,259	$22,410	$25,295
07/23	$25,419	$25,327	$29,587
07/24	$31,716	$30,936	$37,340
07/25	$38,373	$35,989	$45,835

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	20.99%	13.35%	14.39%
Class C (with sales charges)	20.61%	13.35%	14.39%
S&P 500 Index	16.33%	15.88%	13.66%
Russell 3000 Growth Index	22.75%	16.71%	16.44%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AGRCX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,603,936,886
# of Portfolio Holdings	64
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (Net)	$10,941,815

Class C: AGRCX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$146,867,437	9.2%
Amazon.com, Inc.	$116,874,267	7.3%
Microsoft Corp.	$111,189,402	6.9%
Meta Platforms, Inc. - Class A	$100,937,014	6.3%
Broadcom, Inc.	$84,915,131	5.3%
Alphabet, Inc. - Class C	$77,295,973	4.8%
Netflix, Inc.	$66,108,988	4.1%
Visa, Inc. - Class A	$58,509,145	3.7%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$39,865,367	2.5%
Eli Lilly & Co.	$37,224,781	2.3%
Total	$839,787,505	52.4%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	41.2%
Communication Services	15.8%
Consumer Discretionary	13.9%
Health Care	9.4%
Financials	7.1%
Industrials	6.2%
Consumer Staples	5.0%
Materials	0.6%
Short-Term Investments	0.1%
Other assets less liabilities	0.7%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AGRCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GRO-C-0153-0725

Class C: AGRCX

3

Class I: AGFIX

July 31, 2025

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Fund Information

AB Growth Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Growth Fund (the “Fund”) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGFIX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	0.88%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended July 31, 2025, all share classes of the Fund underperformed the Russell 3000 Growth Index (the “benchmark”), before sales charges. Underperformance was primarily driven by sector allocation, relative to the benchmark. Overweights to health care and consumer staples and an underweight to technology detracted the most from overall performance, while an overweight to communication services and underweights  to real estate and energy contributed. Security selection was positive. Security selection within industrials, consumer discretionary and health care detracted, while selection within technology, communication services and consumer staples contributed throughout the period.

Performance Highlights

Top contributors to performance:

  During the 12-month period, selection within and allocation to several sectors contributed to performance.

Top detractors from performance:

  During the 12-month period, overall sector allocation was negative, as was security selection within some sectors.

Class I: AGFIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	S&P 500 Index	Russell 3000 Growth Index
07/15	$10,000	$10,000	$10,000
07/16	$10,273	$10,561	$10,357
07/17	$12,118	$12,256	$12,224
07/18	$15,393	$14,246	$15,018
07/19	$17,546	$15,384	$16,503
07/20	$21,685	$17,223	$21,163
07/21	$29,371	$23,500	$28,958
07/22	$24,043	$22,410	$25,295
07/23	$27,661	$25,327	$29,587
07/24	$34,867	$30,936	$37,340
07/25	$42,584	$35,989	$45,835

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class I	22.14%	14.45%	15.59%
S&P 500 Index	16.33%	15.88%	13.66%
Russell 3000 Growth Index	22.75%	16.71%	16.44%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AGFIX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$1,603,936,886
# of Portfolio Holdings	64
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (Net)	$10,941,815

Class I: AGFIX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$146,867,437	9.2%
Amazon.com, Inc.	$116,874,267	7.3%
Microsoft Corp.	$111,189,402	6.9%
Meta Platforms, Inc. - Class A	$100,937,014	6.3%
Broadcom, Inc.	$84,915,131	5.3%
Alphabet, Inc. - Class C	$77,295,973	4.8%
Netflix, Inc.	$66,108,988	4.1%
Visa, Inc. - Class A	$58,509,145	3.7%
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$39,865,367	2.5%
Eli Lilly & Co.	$37,224,781	2.3%
Total	$839,787,505	52.4%

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	41.2%
Communication Services	15.8%
Consumer Discretionary	13.9%
Health Care	9.4%
Financials	7.1%
Industrials	6.2%
Consumer Staples	5.0%
Materials	0.6%
Short-Term Investments	0.1%
Other assets less liabilities	0.7%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/AGFIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

GRO-I-0153-0725

Class I: AGFIX

3

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Jorge A. Bermudez, Jeffrey R. Holland, R. Jay Gerken and Ms. Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB Portfolio - Growth Fund	2024	$33,994	$—	$16,063
	2025	$33,994	$—	$18,176

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund: (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Portfolio - Growth Fund	2024	$2,090,899	$16,063
			$—
			$(16,063)
	2025	$1,844,524	$18,176
			$—
			$(18,176)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section (3)(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee members are as follows:

Jorge A. Bermudez	Garry L. Moody
Carol C. McMullen	Jeanette Loeb
R. Jay Gerken	Jeffrey R. Holland
Emilie D. Wrapp

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

July 31, 2025

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB GROWTH FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

July 31, 2025

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.2%
Information Technology – 41.2%
Communications Equipment – 0.9%
Arista Networks, Inc.(a)	109,803	$13,529,926

IT Services – 0.5%
Shopify, Inc. – Class A(a)	66,268	8,098,612

Semiconductors & Semiconductor Equipment – 22.1%
Applied Materials, Inc.	131,620	23,699,497
Astera Labs, Inc.(a)	178,739	24,438,984
Broadcom, Inc.	289,122	84,915,131
Credo Technology Group Holding Ltd.(a)	118,400	13,207,520
NVIDIA Corp.	825,701	146,867,437
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	164,992	39,865,367
Texas Instruments, Inc.	120,842	21,879,653

		354,873,589

Software – 17.7%
AppLovin Corp. – Class A(a)	28,861	11,275,993
Cadence Design Systems, Inc.(a)	70,673	25,765,256
CyberArk Software Ltd.(a)	57,550	23,680,098
HubSpot, Inc.(a)	26,395	13,716,162
Intuit, Inc.	14,720	11,557,114
Manhattan Associates, Inc.(a)	54,776	12,032,096
Microsoft Corp.	208,415	111,189,402
Oracle Corp.	83,620	21,220,247
Pony AI, Inc. (ADR)(a)	332,847	4,473,464
Procore Technologies, Inc.(a)	65,080	4,661,680
ServiceNow, Inc.(a)	21,172	19,967,737
Synopsys, Inc.(a)	38,418	24,336,650

		283,875,899

		660,378,026

Communication Services – 15.8%
Entertainment – 4.1%
Netflix, Inc.(a)	57,020	66,108,988

Interactive Media & Services – 11.7%
Alphabet, Inc. – Class C	400,788	77,295,973
Meta Platforms, Inc. – Class A	130,504	100,937,014
Reddit, Inc. – Class A(a)	54,152	8,696,270

		186,929,257

		253,038,245

Consumer Discretionary – 13.9%
Automobile Components – 0.3%
Modine Manufacturing Co.(a)	37,000	4,978,720

ABFunds.com	AB Growth Fund 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Automobiles – 0.8%
Ferrari NV	29,340	$13,009,062

Broadline Retail – 7.3%
Amazon.com, Inc.(a)	499,228	116,874,267

Hotels, Restaurants & Leisure – 3.9%
Cava Group, Inc.(a)	78,970	6,950,150
Chipotle Mexican Grill, Inc.(a)	326,223	13,988,442
DoorDash, Inc. – Class A(a)	77,876	19,488,469
Genius Sports Ltd.(a)	691,060	7,774,425
Texas Roadhouse, Inc.	76,500	14,162,445

		62,363,931

Specialty Retail – 0.8%
Tractor Supply Co.	231,545	13,186,488

Textiles, Apparel & Luxury Goods – 0.8%
On Holding AG – Class A(a)	249,931	12,139,149

		222,551,617

Health Care – 9.4%
Biotechnology – 1.9%
Vertex Pharmaceuticals, Inc.(a)	65,559	29,951,941

Health Care Equipment & Supplies – 2.4%
Intuitive Surgical, Inc.(a)	53,487	25,732,061
Stryker Corp.	30,280	11,891,864

		37,623,925

Health Care Providers & Services – 0.7%
McKesson Corp.	16,440	11,401,798

Health Care Technology – 1.7%
Veeva Systems, Inc. – Class A(a)	96,376	27,390,059

Life Sciences Tools & Services – 0.4%
Mettler-Toledo International, Inc.(a)	5,040	6,217,747

Pharmaceuticals – 2.3%
Eli Lilly & Co.	50,299	37,224,781

		149,810,251

Financials – 7.1%
Capital Markets – 1.8%
Cboe Global Markets, Inc.	81,815	19,720,688
Houlihan Lokey, Inc.	26,600	5,071,556
PJT Partners, Inc. – Class A	18,270	3,263,387

		28,055,631

Financial Services – 4.6%
Toast, Inc. – Class A(a)	326,250	15,934,050
Visa, Inc. – Class A	169,361	58,509,145

		74,443,195

2 AB Growth Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Insurance – 0.7%
Progressive Corp. (The)	47,230	$11,431,549

		113,930,375

Industrials – 6.2%
Aerospace & Defense – 0.5%
Axon Enterprise, Inc.(a)	10,733	8,108,674

Building Products – 0.9%
Otis Worldwide Corp.	89,315	7,653,402
Trex Co., Inc.(a)	108,770	6,987,385

		14,640,787

Commercial Services & Supplies – 0.9%
Copart, Inc.(a)	328,317	14,882,610

Ground Transportation – 1.5%
Saia, Inc.(a)	29,610	8,949,326
Uber Technologies, Inc.(a)	168,420	14,778,855

		23,728,181

Machinery – 0.5%
ITT, Inc.	50,715	8,619,521

Professional Services – 1.5%
Verisk Analytics, Inc.	84,144	23,451,774

Trading Companies & Distributors – 0.4%
United Rentals, Inc.	7,443	6,571,723

		100,003,270

Consumer Staples – 5.0%
Beverages – 2.1%
Celsius Holdings, Inc.(a)	384,512	17,433,774
Monster Beverage Corp.(a)	290,655	17,075,982

		34,509,756

Consumer Staples Distribution & Retail – 2.9%
Casey’s General Stores, Inc.	45,070	23,442,259
Costco Wholesale Corp.	24,355	22,884,932

		46,327,191

		80,836,947

Materials – 0.6%
Chemicals – 0.6%
Sherwin-Williams Co. (The)	29,413	9,732,173

Total Common Stocks (cost $884,093,158)		1,590,280,904

RIGHTS – 0.0%
Health Care – 0.0%
Health Care Providers & Services – 0.0%
ABIOMED, Inc. (CVR)(a)(b)(c) (cost $52,367)	51,340	129,633

ABFunds.com	AB Growth Fund 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.15%(d)(e)(f) (cost $2,150,121)	2,150,121	$2,150,121

Total Investments – 99.3% (cost $886,295,646)		1,592,560,658
Other assets less liabilities – 0.7%		11,376,228

Net Assets – 100.0%		$1,603,936,886

(a)	Non-income producing security.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(c)	Fair valued by the Adviser.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	Affiliated investments.

(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ADR – American Depositary Receipt

CVR – Contingent Value Rights

See notes to financial statements.

4 AB Growth Fund	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

July 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $884,145,525)	$1,590,410,537
Affiliated issuers (cost $2,150,121)	2,150,121
Foreign currencies, at value (cost $1,003)	872
Receivable for investment securities sold	28,859,850
Receivable for shares of beneficial interest sold	210,291
Unaffiliated dividends receivable	181,880
Receivable due from Adviser	34,338
Affiliated dividends receivable	13,530

Total assets	1,621,861,419

Liabilities
Payable for investment securities purchased	15,508,947
Advisory fee payable	1,010,450
Payable for shares of beneficial interest redeemed	686,140
Distribution fee payable	294,238
Transfer Agent fee payable	82,890
Trustees’ fees payable	2,622
Accrued expenses	339,246

Total liabilities	17,924,533

Net Assets	$1,603,936,886

Composition of Net Assets
Shares of beneficial interest, at par	$154
Additional paid-in capital	744,722,887
Distributable earnings	859,213,845

Net Assets	$1,603,936,886

Net Asset Value Per Share—unlimited shares authorized, $.00001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,292,231,582	10,871,542	$118.86	*

C	$27,151,099	2,474,209	$10.97

Advisor	$225,558,898	1,589,514	$141.90

I	$58,995,307	418,295	$141.04

*	The maximum offering price per share for Class A shares was $124.14 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB Growth Fund 5

STATEMENT OF OPERATIONS

Year Ended July 31, 2025

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $98,685)	$6,554,617
Affiliated issuers	649,255
Interest	1,075
Securities lending income, net	806,370
Other income(a)	353,184	$8,364,501

Expenses
Advisory fee (see Note B)	11,353,671
Distribution fee—Class A	3,053,771
Distribution fee—Class C	277,464
Transfer agency—Class A	767,165
Transfer agency—Class C	18,136
Transfer agency—Advisor Class	129,941
Transfer agency—Class I	68,567
Custody and accounting	150,574
Registration fees	111,349
Printing	108,597
Legal	58,033
Audit and tax	52,079
Trustees’ fees	34,859
Miscellaneous	35,707

Total expenses	16,219,913
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(411,856)

Net expenses		15,808,057

Net investment loss		(7,443,556)

Realized and Unrealized Gain on Investment and Foreign Currency Transactions
Net realized gain on investment transactions		271,866,699
Net change in unrealized appreciation (depreciation) of:
Investments		39,170,301
Foreign currency denominated assets and liabilities		45

Net gain on investment and foreign currency transactions		311,037,045

Net Increase in Net Assets from Operations		$303,593,489

(a)	Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account Services, sub-accounting services and related transfer agency expenses (see Note B).

See notes to financial statements.

6 AB Growth Fund	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended July 31, 2025		Year Ended July 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(7,443,556)		$(5,790,179)
Net realized gain on investment transactions	271,866,699		214,738,163
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	39,170,346		102,502,538
Contributions from Affiliates (see Note B)	– 0	–	2,717

Net increase in net assets from operations	303,593,489		311,453,239
Distributions to Shareholders
Class A	(224,809,845)		(67,855,569)
Class C	(21,992,709)		(6,737,379)
Advisor Class	(33,137,399)		(9,822,738)
Class R	– 0	–	(614,001)
Class K	– 0	–	(103,256)
Class I	(9,318,516)		(3,137,103)
Transactions in Shares of Beneficial Interest
Net increase (decrease)	133,351,190		(23,437,914)

Total increase	147,686,210		199,745,279
Net Assets
Beginning of period	1,456,250,676		1,256,505,397

End of period	$1,603,936,886		$1,456,250,676

See notes to financial statements.

ABFunds.com	AB Growth Fund 7

NOTES TO FINANCIAL STATEMENTS

July 31, 2025

NOTE A

Significant Accounting Policies

The AB Portfolios (the “Trust”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open end management investment company. The Trust, which is a Massachusetts Business Trust, operates as a series company currently comprised of five series. Each series is considered to be a separate entity for financial reporting and tax purposes. This report relates only to AB Growth Fund (the “Fund”). The Fund offers Class A, Class C, Advisor Class and Class I shares. Class B, Class R, Class K and Class T shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Trust’s Board of Trustees (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities

8 AB Growth Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including

ABFunds.com	AB Growth Fund 9

NOTES TO FINANCIAL STATEMENTS (continued)

broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

10 AB Growth Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2025:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$1,590,280,904		$	– 0	–	$	– 0	–	$1,590,280,904
Rights	– 0	–		– 0	–		129,633		129,633
Short-Term Investments	2,150,121			– 0	–		– 0	–	2,150,121

Total Investments in Securities	1,592,431,025			– 0	–		129,633		1,592,560,658
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$1,592,431,025		$	– 0	–		$129,633		$1,592,560,658

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

ABFunds.com	AB Growth Fund 11

NOTES TO FINANCIAL STATEMENTS (continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Trust are charged proportionately to each series or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating

12 AB Growth Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segments performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. As of June 1, 2022, the Adviser has voluntarily agreed to waive the advisory fee by an amount equal to .025% of the Fund’s daily average net assets. For the year ended July 31, 2025, such reimbursements/waivers amounted to $378,456.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $364,978 for the year ended July 31, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $33,046 from the sale of Class A shares and received $1,393 and $1,333 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended July 31, 2025.

During the year ended July 31, 2025, the Adviser reimbursed the Fund $353,184 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the

ABFunds.com	AB Growth Fund 13

NOTES TO FINANCIAL STATEMENTS (continued)

advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended July 31, 2025, such waiver amounted to $30,482.

A summary of the Fund’s transactions in AB mutual funds for the year ended July 31, 2025 is as follows:

Fund	Market Value 7/31/24 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/25 (000)		Dividend Income (000)
AB Government Money Market Portfolio	$29,656		$343,659	$371,165	$2,150		$649
AB Government Money Market Portfolio*	– 0	–	114,051	114,051	– 0	–	62

Total					$2,150		$711

*	Investments of cash collateral for securities lending transactions (see Note E).

During the year ended July 31, 2024, the Adviser reimbursed the Fund $2,717 for trading losses incurred due to a pricing error.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Fund is not obligated under the Agreement to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Agreement is to compensate the Distributor for its distribution services with respect to the sale of the Fund’s shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Agreement during any year may be more or less than its actual expenses. For this reason, the Agreement is characterized by the staff of the Securities Exchange Commission as being a “compensation” plan.

14 AB Growth Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

In the event that the Agreement is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to the relevant class. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended July 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$885,452,714		$1,035,504,348
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$894,008,774

Gross unrealized appreciation	$709,218,139
Gross unrealized depreciation	(10,666,255)

Net unrealized appreciation	$698,551,884

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the year ended July 31, 2025.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for

ABFunds.com	AB Growth Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to

16 AB Growth Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the year ended July 31, 2025 is as follows:

Market Value of Securities on Loan*			Cash Collateral*			Market Value of Non-Cash Collateral*			Income from Borrowers	AB Government Money Market Portfolio
										Income Earned	Advisory Fee Waived
$	– 0	–	$	– 0	–	$	– 0	–	$744,153	$62,217	$2,918

*	As of July 31, 2025.

NOTE F

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each class were as follows:

	Shares		Amount
	Year Ended July 31, 2025	Year Ended July 31, 2024	Year Ended July 31, 2025	Year Ended July 31, 2024

Class A
Shares sold	276,852	264,334	$31,928,707	$28,212,676

Shares issued in reinvestment of distributions	1,767,846	636,441	200,084,742	60,843,806

Shares converted from Class C	25,534	37,615	2,857,183	4,007,232

Shares redeemed	(1,154,076)	(1,008,279)	(130,453,381)	(108,198,724)

Net increase (decrease)	916,156	(69,889)	$104,417,251	$(15,135,010)

Class C
Shares sold	278,521	133,750	$3,539,236	$3,734,215

Shares issued in reinvestment of distributions	1,997,820	267,261	20,977,113	6,350,116

Shares converted to Class A	(229,650)	(140,921)	(2,857,183)	(4,007,232)

Shares redeemed	(599,738)	(298,402)	(7,838,479)	(8,356,955)

Net increase (decrease)	1,446,953	(38,312)	$13,820,687	$(2,279,856)

ABFunds.com	AB Growth Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Year Ended July 31, 2025		Year Ended July 31, 2024	Year Ended July 31, 2025			Year Ended July 31, 2024

Advisor Class
Shares sold	283,358		365,188		$38,152,334		$43,709,100

Shares issued in reinvestment of distributions	193,082		70,076		26,046,721		7,746,917

Shares redeemed	(368,030)		(315,234)		(49,316,899)		(38,027,119)

Net increase	108,410		120,030		$14,882,156		$13,428,898

Class R
Shares sold	– 0	–	11,431	$	– 0	–	$1,070,401

Shares issued in reinvestment of distributions	– 0	–	6,870		– 0	–	613,989

Shares redeemed	– 0	–	(103,960)		– 0	–	(10,961,048)

Net (decrease)	– 0	–	(85,659)	$	– 0	–	$(9,276,658)

Class K
Shares sold	– 0	–	1,574	$	– 0	–	$166,035

Shares issued in reinvestment of distributions	– 0	–	1,049		– 0	–	103,249

Shares redeemed	– 0	–	(18,923)		– 0	–	(2,194,090)

Net (decrease)	– 0	–	(16,300)	$	– 0	–	$(1,924,806)

Class I
Shares sold	75,278		74,779		$9,851,250		$9,202,607

Shares issued in reinvestment of distributions	69,458		28,330		9,318,514		3,118,228

Shares redeemed	(142,063)		(166,616)		(18,938,668)		(20,571,317)

Net increase (decrease)	2,673		(63,507)		$231,096		$(8,250,482)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

18 AB Growth Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended July 31, 2025.

ABFunds.com	AB Growth Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended July 31, 2025 and July 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Net long-term capital gains	$289,258,469	$88,270,046

Total taxable distributions paid	$289,258,469	$88,270,046

As of July 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed capital gains	$164,751,025
Other losses	(4,088,933	)(a)
Unrealized appreciation (depreciation)	698,551,753	(b)

Total accumulated earnings (deficit)	$859,213,845

(a)	As of July 31, 2025, the Fund had a qualified late-year ordinary loss deferral of $4,088,933.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of passive foreign investment companies (PFICs) and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of July 31, 2025, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares and the disallowance of a net operating loss resulted in a net decrease in distributable earnings and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J

Subsequent Events

At meetings held on August 5-6, 2025, the Board approved a reverse share split for Class C Shares of the Fund. The reverse share split will be completed on or about October 17, 2025. For more information on the reverse share split, please see the unaudited supplement to the Fund’s unaudited statutory prospectus.

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Fund’s financial statements through this date.

20 AB Growth Fund	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class A
Year Ended July 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 117.40	$ 100.15	$ 88.45	$ 119.12	$ 93.49

Income From Investment Operations

Net investment loss(a)(b)	(.59	)†	(.48)	(.47)	(.76)	(.71)

Net realized and unrealized gain (loss) on investment transactions	25.17	24.66	13.49	(18.82)	32.29

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	24.58	24.18	13.02	(19.58)	31.58

Less: Distributions

Distributions from net realized gain on investment transactions	(23.12)	(6.93)	(1.32)	(11.09)	(5.95)

Net asset value, end of period	$ 118.86	$ 117.40	$ 100.15	$ 88.45	$ 119.12

Total Return

Total investment return based on net asset value(d)*	21.93	%†	25.72%	15.08%	(18.40)%	35.00%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,292,232	$1,168,750	$1,003,981	$967,086	$1,265,804

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.07%	1.09%	1.11%	1.11%	1.13%

Expenses, before waivers/reimbursements	1.10%	1.12%	1.14%	1.12%	1.13%

Net investment loss(b)	(.52	)%†	(.45)%	(.54)%	(.74)%	(.69)%

Portfolio turnover rate	59%	37%	33%	34%	28%

See footnote summary on page 25.

ABFunds.com	AB Growth Fund 21

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class C
Year Ended July 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 29.03	$ 30.05	$ 27.74	$ 45.01	$ 38.86

Income From Investment Operations

Net investment loss(a)(b)	(.17	)†	(.34)	(.34)	(.52)	(.58)

Net realized and unrealized gain (loss) on investment transactions	5.23	6.25	3.97	(5.66)	12.68

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	5.06	5.91	3.63	(6.18)	12.10

Less: Distributions

Distributions from net realized gain on investment transactions	(23.12)	(6.93)	(1.32)	(11.09)	(5.95)

Net asset value, end of period	$ 10.97	$ 29.03	$ 30.05	$ 27.74	$ 45.01

Total Return

Total investment return based on net asset value(d)*	20.99	%†	24.77%	14.20%	(19.01)%	34.00%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$27,151	$29,825	$32,022	$34,773	$54,488

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.83%	1.84%	1.87%	1.86%	1.88%

Expenses, before waivers/reimbursements	1.85%	1.87%	1.90%	1.87%	1.88%

Net investment loss(b)	(1.27	)%†	(1.20)%	(1.30)%	(1.49)%	(1.43)%

Portfolio turnover rate	59%	37%	33%	34%	28%

See footnote summary on page 25.

22 AB Growth Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Advisor Class
Year Ended July 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 135.99	$ 114.66	$ 100.81	$ 133.95	$ 104.23

Income From Investment Operations

Net investment loss(a)(b)	(.36	)†	(.25)	(.29)	(.57)	(.50)

Net realized and unrealized gain (loss) on investment transactions	29.39	28.51	15.46	(21.48)	36.17

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	29.03	28.26	15.17	(22.05)	35.67

Less: Distributions

Distributions from net realized gain on investment transactions	(23.12)	(6.93)	(1.32)	(11.09)	(5.95)

Net asset value, end of period	$ 141.90	$ 135.99	$ 114.66	$ 100.81	$ 133.95

Total Return

Total investment return based on net asset value(d)*	22.22	%†	26.02%	15.37%	(18.20)%	35.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$225,559	$201,412	$156,055	$171,447	$253,434

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.82%	.84%	.87%	.86%	.88%

Expenses, before waivers/reimbursements	.85%	.87%	.89%	.87%	.88%

Net investment loss(b)	(.27	)%†	(.21)%	(.29)%	(.49)%	(.43)%

Portfolio turnover rate	59%	37%	33%	34%	28%

See footnote summary on page 25.

ABFunds.com	AB Growth Fund 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

Class I
Year Ended July 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 135.37	$ 114.16	$ 100.65	$ 133.67	$ 103.94

Income From Investment Operations

Net investment loss(a)(b)	(.47)	(.27)	(.59)	(.49)	(.42)

Net realized and unrealized gain (loss) on investment transactions	29.26	28.41	15.42	(21.44)	36.10

Contributions from Affiliates	– 0	–	.00	(c)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	28.79	28.14	14.83	(21.93)	35.68

Less: Distributions

Distributions from net realized gain on investment transactions	(23.12)	(6.93)	(1.32)	(11.09)	(5.95)

Net asset value, end of period	$ 141.04	$ 135.37	$ 114.16	$ 100.65	$ 133.67

Total Return

Total investment return based on net asset value(d)*	22.14%	26.05%	15.04%	(18.14)%	35.45%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$58,995	$56,264	$54,698	$51,502	$69,879

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.88%	.86%	1.17%	.79%	.81%

Expenses, before waivers/reimbursements	.91%	.89%	1.20%	.80%	.81%

Net investment loss(b)	(.35)%	(.22)%	(.60)%	(.42)%	(.36)%

Portfolio turnover rate	59%	37%	33%	34%	28%

See footnote summary on page 25.

24 AB Growth Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended July 31, 2025 and July 31, 2024 by .02% and .06%, respectively.

†

During the year ended July 31, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share		Net Investment Income Ratio	Total Return

Class A	$.03		.02%	.02%

Class C	$.00	(c)	.02%	.02%

Advisor Class	$.03		.02%	.02%

See notes to financial statements.

ABFunds.com	AB Growth Fund 25

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of

AB Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB Growth Fund (the “Fund”) (one of the series constituting The AB Portfolios (the “Trust”)), including the portfolio of investments, as of July 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting The AB Portfolios) at July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed

26 AB Growth Fund	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

September 26, 2025

ABFunds.com	AB Growth Fund 27

2025 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended July 31, 2025. The Fund designates $289,258,469 of dividends paid as long-term capital gain dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2026.

28 AB Growth Fund	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested trustees (the “directors”) of The AB Portfolios (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Growth Fund (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

ABFunds.com	AB Growth Fund 29

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

30 AB Growth Fund	ABFunds.com

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate (reflecting the Adviser’s waiver of a portion of the advisory fee effective June 2022) with a peer group median and noted that it was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and

ABFunds.com	AB Growth Fund 31

(iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was close to the median of a peer group and above the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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AB GROWTH FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

GRO-0151-0725

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Portfolios

By:	/s/ Onur Erzan
Onur Erzan
President

Date: September 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: September 29, 2025

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date: September 29, 2025